Financial Instruments - Analysis of Financial Instruments Valued Using Internal Models Based on Information Other Than Market Data (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets and liabilities [line items]
FVTPL	£ 834	£ 973
Financial assets at fair value through other comprehensive income	8,950	9,747
Total net assets	311	549
Financial asset liabilities	0	0	£ 0
Total income/(expense)	27	34	25
Level 3
Disclosure of financial assets and liabilities [line items]
Financial assets and liabilities	296	561
Financial asset liabilities	23	26	26
Other Level 3 | Level 3
Disclosure of financial assets and liabilities [line items]
Other Level 3 assets	24	32
Other Level 3 liabilities	(9)	(44)
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	7	15	(2)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	(3)	(7)	1
Reversionary property interests | Equity and credit contracts
Disclosure of financial assets and liabilities [line items]
Financial assets	51	52
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	3	2	30
Reversionary property interests | Debt securities in issue
Disclosure of financial assets and liabilities [line items]
FVTPL	107	120
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	6	(17)	(28)
Loans and advances to customers | Roll-up mortgage portfolio
Disclosure of financial assets and liabilities [line items]
FVTPL	56	51
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	6	0	8
Loans and advances to customers | Other loans
Disclosure of financial assets and liabilities [line items]
FVTPL	43	41
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	3	1	2
Loans and advances to customers | Other loans | Financial assets at fair value through other comprehensive income
Disclosure of financial assets and liabilities [line items]
Financial assets at fair value through other comprehensive income	21	56
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(4)	(2)	(5)
Unlisted equity shares | Equity securities
Disclosure of financial assets and liabilities [line items]
FVTPL	47	119
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	12	42	19
Credit linked notes | Debt securities in issue
Disclosure of financial assets and liabilities [line items]
FVTPL	2	174
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(16)	7	13
Property options and forwards | Equity securities
Disclosure of financial assets and liabilities [line items]
Derivative liabilities	(29)	(26)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	(3)	0	0
Credit protection guarantee | Financial guarantees
Disclosure of financial assets and liabilities [line items]
FVTPL	(2)	(26)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	£ 16	£ (7)	£ (13)